SUBSEQUENT EVENTS (Details) NOK / shares in Units, $ / shares in Units, NOK in Millions				1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 15, 2017 USD ($) $ / shares shares	Mar. 15, 2017 NOK shares	Mar. 14, 2017 USD ($) vessel $ / shares shares	Mar. 31, 2017 USD ($) vessel	Jan. 31, 2017 USD ($) newbuilding	Feb. 29, 2016 USD ($) shares	Mar. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Mar. 15, 2017 NOK / shares shares	Oct. 24, 2016 $ / shares	Sep. 23, 2016 $ / shares	Sep. 22, 2016 $ / shares	Aug. 01, 2016 $ / shares shares	Jul. 31, 2016 shares	Feb. 22, 2016 $ / shares	Feb. 21, 2016 $ / shares	Sep. 18, 2015 $ / shares	Sep. 17, 2015 $ / shares	Mar. 31, 2015 shares	Jan. 31, 2015 USD ($)	Oct. 07, 2014 $ / shares
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.05	$ 0.01				$ 0.05	$ 0.05	$ 0.05	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Private placement share offering, number of new shares | shares						68,700,000
Payments To Acquire Newbuildings								$ 267,341,000	$ 518,989,000	$ 357,402,000
Number of vessels sold, owned prior to the merger with the Former Golden Ocean																						29
Number of Vessels Acquired											2
Share Price | $ / shares																								$ 7.85
Common stock shares outstanding (in shares) | shares								105,965,192	34,535,128							105,945,238	529,728,928					22,246,336.000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.05		$ 0.05
Number of newbuilding with postponed delivery | newbuilding					6
Number of Newbuildings with postponed delivery subject to final acceptance | newbuilding					2
Payments To Acquire Newbuildings				$ 9,800,000	$ 9,800,000
Number of Newbuildings with Postponed Delivery Not Subject to Final Acceptance | vessel				4			4
Common stock shares outstanding (in shares) | shares	114,572,992		132,372,992									114,572,992
$425M Term Loan Facility [Member]
Subsequent Event [Line Items]
Debt instrument, face amount								$ 425,000,000
Term Loan Facility of $425 Million [Member]
Subsequent Event [Line Items]
Debt instrument, face amount						$ 425,000,000		$ 425,000,000	$ 425,000,000														$ 425,000,000
Golden Surabaya [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newbuilding installments							$ 34,600,000
Golden Surabaya [Member] | $425M Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt							25,000,000
Golden Savannah [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newbuilding installments							34,600,000
Golden Savannah [Member] | $425M Term Loan Facility [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Debt							25,000,000
Golden Virgo [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newbuilding installments							16,000,000
Golden Libra [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Newbuilding installments							$ 16,000,000
Quintana Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of vessels sold, owned prior to the merger with the Former Golden Ocean | vessel			14
Business Combination, Consideration Transferred, Equity Interest Issued and Issuable, Shares | shares			14,500,000
Business Combination, Consideration Transferred, Liabilities Incurred			$ 262,700,000
Debt Instrument, Down Payment			17,400,000
Debt Instrument, During Waiver Period, Mandatory Debt Repayment			0
Debt Instrument, Cash Sweep Mechanism, Deferred Repayment Amount			40,500,000
Debt Instrument, Periodic Payment			5,800,000
Debt Instrument, Covenant Compliance, During Waiver Period, Minimum Cash Threshold			$ 10,000,000
Debt Instrument, Covenant Compliance, During Waiver Period, Minimum Asset Value Percentage			105.00%
Debt Instrument, Covenant Compliance, Outside of Waiver Period, Market Adjusted Equity Percentage			25.00%
Debt Instrument, Covenant Compliance, Outside Of Waiver Period, Minimum Cash Threshold			$ 10,000,000
Seatankers Management Co, Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred, Equity Interest Issued and Issuable, Shares | shares			3,300,000
Number of Vessels Acquired | vessel			2
Sellers credit, total value			$ 22,500,000
London Interbank Offered Rate (LIBOR) [Member] | Quintana Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.10%
London Interbank Offered Rate (LIBOR) [Member] | Seatankers Management Co, Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.00%
Minimum [Member] | Quintana Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Covenant Compliance, Outside Of Waiver Period, Minimum Asset Value Percentage			125.00%
Maximum [Member] | Quintana Acquisition [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Covenant Compliance, Outside Of Waiver Period, Minimum Asset Value Percentage			135.00%
Equity Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Private placement share offering, number of new shares | shares	8,607,800	8,607,800
Share Price | (per share)	$ 6.97											NOK 60
Foreign Currency Exchange Rate, Translation	8.6078											8.6078
Proceeds from Issuance or Sale of Equity	$ 60,000,000	NOK 516.5